Trade and other receivables (Tables)	12 Months Ended
Oct. 31, 2021
Trade and other receivables [Abstract]
Trade and Other Receivables

	October 31, 2021	October 31, 2020
	$m	$m
Trade receivables	738.8	628.4
Loss allowance	(14.0)	(17.9)
Trade receivables net	724.8	610.5
Prepayments	40.1	49.1
Other receivables	59.4	38.1
Contract assets	62.0	33.7
	886.3	731.4

Ageing of Impairment on Trade Receivables
The ageing of these receivables is as follows:

	Current	Up to three months	Three to four months	Over four months	Total
	$m	$m	$m	$m	$m
October 31, 2021:
Gross trade receivables	655.3	61.3	6.6	15.6	738.8
Loss allowance	(2.6)	(1.1)	(0.5)	(9.8)	(14.0)
Net trade receivables	652.7	60.2	6.1	5.8	724.8

October 31, 2020:
Gross trade receivables	561.4	42.3	4.3	20.4	628.4
Loss allowance	(6.1)	(0.9)	(0.4)	(10.5)	(17.9)
Net trade receivables	555.3	41.4	3.9	9.9	610.5

Provision for Impairment of Trade Receivables
Movements in the Group provision for impairment of trade receivables were as follows:

	October 31, 2021	October 31, 2020
	$m	$m
At November 1	17.9	42.4
Loss allowance provided/(released)in the year	0.6	(4.8)
Receivables written off as uncollectable	(4.5)	(19.7)
At October 31,	14.0	17.9